Cover	Jul. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 16, 2026, Jasper Therapeutics, Inc. (the “Company” or “Jasper”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting that, on the same date, the Company completed its acquisition (the “Merger”) of Kira Pharmaceuticals (“Kira”), a Cayman Islands exempted company, pursuant to the terms of the Agreement and Plan of Merger, dated July 16, 2026 (the “Merger Agreement”), by and among the Company, Kira Holdco Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Kira. Pursuant to the Merger Agreement, Kira merged with and into Merger Sub, with Merger Sub continuing as the surviving corporation and a wholly owned subsidiary of the Company.
Document Period End Date	Jul. 16, 2026
Entity File Number	001-39138
Entity Registrant Name	JASPER THERAPEUTICS, INC.
Entity Central Index Key	0001788028
Entity Tax Identification Number	84-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false